Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2010 Euro [Member] EUR (€)	Dec. 31, 2009 Euro [Member] EUR (€)	Dec. 31, 2010 United States of America, Dollars [Member] USD ($)	Dec. 31, 2009 United States of America, Dollars [Member] USD ($)
EQUITY
Common shares, par value			€ 1	€ 1	$ 0.000115	$ 0.000115
Common shares, Shares Authorized			40,000	40,000	4,000,000,000	4,000,000,000
Common shares, Shares Issued			40,000	40,000	170,883,865	168,661,172
Common shares, Shares Outstanding			40,000	40,000	170,883,865	168,661,172
Treasury Stock Nominal Value	€ 1	€ 1
Treasury stock, shares			40,000	40,000	46,408	54,310